Troubled Debt Restructures - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($)
Receivables [Abstract]
Number of TDR's payment default | Contract	1	1
TDR's which was default payment			$ 0
Outstanding balance of TDRs	$ 4,600,000	$ 4,800,000
Outstanding balance of TDRs still accruing	$ 4,500,000	4,600,000
TDR is defined as being past due	90 days
Allowance for loan loss on TDR	$ 171,000	$ 98,000	$ 177,000